Liquidity - Group Liquidity and Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Group Liquidity
Cash and cash equivalents	€ 5,311	€ 5,314	€ 8,627	€ 4,011
Change in cash and cash equivalents over prior period	(4)	(3,313)	€ 4,617
Current time deposits and debt securities	1,470	67
Change in current time deposits and debt securities over prior period	1,402
Group liquidity	6,781	5,382
Change in group liquidity over prior period	1,399
Current financial debt	(1,482)	(2,529)
Change in current financial debt over prior period	1,046
Non-current financial debt	(11,801)	(11,139)
Change in non-current financial debt over prior period	(662)
Financial debt	(13,283)	(13,668)
Change in financial debt over prior period	384
Net debt	(6,503)	€ (8,286)
Change in net debt over prior period	€ 1,783